Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2023 GBP (£) shares	Dec. 31, 2022 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 14,887	£ 38,502	£ 65,548
Beginning balance, Shares | shares	52,860	52,373
Exercise of share options	£ 3	£ (12)	24
Exercise of share options | shares	149	79
Issue of share capital, Shares | shares	89,028	408
Ending balance	£ 5,954	£ 14,887	£ 38,502
Ending balance, Shares | shares	142,037	52,860	52,373
Share Capital [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 2,114	£ 2,095	£ 2,087
Exercise of share options	6	3	8
Issue of share capital	3,561	16
Ending balance	5,681	2,114	2,095
Share Premium [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	141,306	141,108	141,050
Exercise of share options	1	1	58
Issue of share capital	4,839	197
Ending balance	£ 146,146	£ 141,306	£ 141,108